Related Party Transactions - Additional Information (Detail)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2023 shares	Oct. 05, 2021 USD ($) $ / shares shares	Jan. 15, 2021 USD ($) shares	Jul. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 10, 2024 shares	Jul. 18, 2024 USD ($)	Jun. 30, 2024 shares	Apr. 11, 2024 USD ($)	Dec. 21, 2023 USD ($)	Dec. 19, 2023 shares	Jul. 20, 2023 USD ($) $ / shares	Feb. 13, 2023 USD ($) $ / shares	Dec. 02, 2022 shares	Jun. 30, 2022 USD ($)	Mar. 27, 2022 USD ($)
Percentage of common stock issued and outstanding	40
Share price | $ / shares									$ 18
Adjustment to additional paid in capital stock offering costs							$ 20,656,764		$ 20,656,764
Fair value of the founder shares attributable to certain anchor investors		$ 20,615,450			$ 20,615,450		20,615,450		20,615,450
Offering costs charged to income statement							41,314		41,314
Debt instrument face value															$ 450,000
Debt instrument convertible into equity warrants value					1,500,000		1,500,000		1,500,000
Founder Shares [Member]
Share price | $ / shares		$ 8.35
Number of share options granted during the period | shares		100,000
Shares granted, value, share-based payment arrangement, after forfeiture		$ 835,000
Sponsor [Member]
Percentage of common stock issued and outstanding	0.40
Debt instrument face value																					$ 600,000
Sponsor [Member] | December Two Thousand and Twenty Three Note [Member]
Debt instrument face value															$ 450,000
Bank Overdrafts					$ 450,000		$ 450,000		$ 25,000
Sponsor [Member] | Directors [Member]
Equity method investment, aggregate cost		409,929
Sponsor [Member] | Unsecured Promissory Note [Member]
Debt instrument face value			$ 300,000
Sponsor [Member] | Working Capital Loans [Member]
Debt instrument, convertible, conversion price | $ / shares					$ 10		$ 10		$ 10
Sponsor [Member] | Working Capital Loans [Member] | 2023 Promissory Note [Member]
Bank Overdrafts					$ 1,100,000		$ 1,100,000		$ 1,100,000
Sponsor [Member] | Working Capital Loans [Member] | Two Thousand Twenty Two Note [Member]
Bank Overdrafts					$ 600,000		$ 600,000		600,000	$ 200,000
Sponsor [Member] | Working Capital Loans [Member] | December Two Thousand and Twenty Three Note [Member]
Debt instrument, increase, accrued interest									$ 0
Sponsor [Member] | Working Capital Loans [Member] | Working Capital Loan July Two Thousand and Twenty Three Note [Member]
Debt instrument, convertible, conversion price | $ / shares					$ 10		$ 10		$ 10
Debt instrument, increase, accrued interest									$ 0
Sponsor [Member] | Administrative Services Agreement [Member]
Related party transaction, amounts of transaction					$ 30,000	$ 30,000	$ 90,000	$ 90,000	120,000	$ 120,000
Sponsor [Member] | July 2023 Note [Member]
Debt instrument face value																	$ 500,000
Debt instrument, convertible, conversion price | $ / shares																	$ 10
Bank Overdrafts																	$ 500,000
Sponsor [Member] | April 2024 Note [Member]
Debt instrument face value					$ 240,000		$ 240,000							$ 240,000
Debt instrument, convertible, conversion price | $ / shares					$ 10		$ 10
Sponsor [Member] | July 2024 Note [Member]
Debt instrument face value					$ 180,000		$ 180,000					$ 255,000
Debt instrument, convertible, conversion price | $ / shares					$ 10		$ 10
Sponsor [Member] | Administrative And Support Services Agreement [Member]
Expenses payable per month pursuant to agreement with related party					$ 10,000		$ 10,000		$ 10,000
Sponsor [Member] | Anchor Investor [Member]
Inter se transfer of shares | shares							2,473,864		2,473,864
Fair value of entities common stock					$ 20,656,764		$ 20,656,764		$ 20,656,764
Fair value per share of common stock | $ / shares					$ 8.35		$ 8.35		$ 8.35
Sponsor [Member] | Founder Shares [Member]
Stock issued during period, value, issued for services		$ 200
Stock issued during period, shares, issued for services | shares		25,000
Sponsor [Member] | Founder Shares [Member] | Directors [Member]
Stock issued during period, shares, issued for services | shares		100,000
Member Of The Sponsor [Member] | Working Capital Loans [Member] | Working Capital Loan June Two Thousand And Twenty Two [Member]
Debt instrument face value																				$ 600,000
Debt instrument, increase, accrued interest							$ 0		$ 0
Proceeds from related party debt				$ 200,000
Member Of The Sponsor [Member] | Promissory Note [Member]
Debt instrument face value																		$ 1,100,000
Related Party [Member] | Unsecured Promissory Note [Member]
Notes payable related party current					$ 186,819		$ 186,819		$ 186,819
Common Class A [Member]
Common stock, shares outstanding | shares					4,910,000		4,910,000		4,910,000	910,000	268,726		4,910,000			128,459			28,989,609
Share price | $ / shares					$ 10.05		$ 10.05
Common Class A [Member] | Sponsor [Member]
Share price | $ / shares					12		$ 12		$ 12
Number of trading days for determining the share price							20 days		20 days
Number of consecutive trading days for determining the share price							30 days		30 days
Waiting period after which the share trading days are considered							150 days		150 days
Common Class A [Member] | Member Of The Sponsor [Member] | Working Capital Loans [Member] | Working Capital Loan June Two Thousand And Twenty Two [Member]
Debt instrument, convertible, conversion price | $ / shares					$ 10		$ 10		$ 10
Debt conversion, converted instrument, amount							$ 600,000		$ 600,000
Common Class B [Member]
Common stock, shares outstanding | shares					6,303,333		6,303,333		6,303,333	10,303,333
Percentage of common stock issued and outstanding							25		25
Common Class B [Member] | Over-Allotment Option [Member]
Common stock, other shares, outstanding | shares					1,507,500		1,507,500		1,507,500
Common Class B [Member] | Sponsor [Member]
Stock issued during period, value, issued for services			$ 25,000
Stock issued during period, shares, issued for services | shares			8,625,000
Common stock dividend description							the Company effected a stock dividend of 0.3694 shares for each share of Class B common stock outstanding		the Company effected a stock dividend of 0.3694 shares for each share of Class B common stock outstanding,
Common stock, shares outstanding | shares	4,000,000
Percentage of outstanding shares	40.00%
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Common stock, shares outstanding | shares			11,810,833
Conversion Shares [Member] | Member Of The Sponsor [Member]
Debt instrument, convertible, conversion price | $ / shares																		$ 10